Property and Equipment (Details) - Schedule of property and equipment, net - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 195,469	$ 188,961	$ 130,597
Less: Accumulated depreciation	(74,357)	(65,982)	(38,855)
Property And Equipment, net	121,112	122,979	91,742
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property And Equipment	183,186	176,678	121,433
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property And Equipment	$ 12,283	$ 12,283	$ 5,000